Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
U.S. Government Securities Savings Fund (Prospectus Summary) | U.S. Government Securities Savings Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. Government Securities Savings Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	U.S. Government Securities Savings Fund (Government Securities Savings Fund) seeks to achieve a consistently high yield with safety of principal.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Government Securities Savings Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities.

The fund seeks to provide a stable net asset value of $1 per share by investing in highly liquid securities and by maintaining an average maturity of 60 days or less. However, there can be no assurance that it can always do so (the fund is measured in accordance with Securities and Exchange Commission rules applicable to money market funds).

In selecting investments, the Adviser's analysis encompasses an interest rate forecast that considers such factors as economic growth and the current inflation outlook. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for the fund's portfolio, which analyzes
		yields, maturities and bond ratings of particular bonds.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. The fund is designed for investors who primarily seek current income. The fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance
  Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

• Risk of Investing In Government Agencies. The Government Securities Savings
  Fund invests in various United States government agencies, which, while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each of these agencies, which include the Federal
  Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority,
  is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of
  $150 million with the United States Treasury.

• Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

• Inflation Risk. The fund's yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of a fund's yield may be eroded by inflation.

• Issuer Risk. There is a possibility that an issuer of a security could be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's
		value.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. How the fund performed in the past, is not an indication of how it will perform in the future. You may obtain performance data current to
		the most recent month end at www.usfunds.com or by calling 1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 1.20% in the fourth quarter of 2006. Worst quarter shown in the bar chart above: 0.00% in the first quarter of 2010.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The 7-day yield on December 31, 2011, was 0.01%. For the fund's current yield, call 1-800-873-8637.

The Adviser has voluntarily agreed to waive fees and/or reimburse expenses for the fund to the extent necessary to maintain a certain minimum net yield for the fund, as determined by the Adviser with respect to the fund (Minimum Yield). The
Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's net yield to fall below the fund's previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement. This recapture could negatively affect the fund's yield and
		expenses in the future.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield on December 31, 2011
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	1-800-873-8637
U.S. Government Securities Savings Fund (Prospectus Summary) | U.S. Government Securities Savings Fund | U.S. Government Securities Savings Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,012
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,002
Annual Return 2002	rr_AnnualReturn2002	1.48%
Annual Return 2003	rr_AnnualReturn2003	0.73%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.71%
Annual Return 2006	rr_AnnualReturn2006	4.51%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	1.87%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Government Securities Savings Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%